Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, shares in Millions, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017 EUR (€)	Dec. 31, 2018 EUR (€) bond shares	Dec. 31, 2018 BRL (R$) bond shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 BRL (R$)	Jul. 24, 2014 EUR (€)
Disclosure of financial assets [line items]
Increase in credits and other financial assets		€ 1,454	R$ 6,240
Increase (reduction) to tax expense due to decisions with tax authorities		(789)	(3,386)
Increase (reduction) to finance income due to decisions with tax authorities		(665)	R$ (2,854)
Outstanding tax credit		1,107			R$ 4,915
Non-current receivables from indirect taxes		568			539
Other long-term credits		319		€ 994
Other current financial assets		2,209		2,154
Bonds issued		€ 39,709		39,581		€ 750
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond		120,000	120,000
Bonds issued		€ 105
Minimum
Disclosure of financial assets [line items]
Estimated financial effect of contingent assets		383			1,700
Maximum
Disclosure of financial assets [line items]
Estimated financial effect of contingent assets		496			R$ 2,200
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Other current financial assets		687		902
Cross currency swaps
Disclosure of financial assets [line items]
Other current financial assets		276		701
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets		62		58
Telefonica Brasil S.A.
Disclosure of financial assets [line items]
Long-term deposits		810		1,598
Seguos de Vida y Pensiones Antares
Disclosure of financial assets [line items]
Other long-term credits		634		692
Banco Bilbao Vizcaya Argentaria (BBVA)
Disclosure of financial assets [line items]
Investments in associates		€ 205		314
Proportion of ownership interest in associate (as a percent)		0.66%	0.66%
China Unicom
Disclosure of financial assets [line items]
Investments in associates		€ 169		€ 205
Proportion of ownership interest in associate (as a percent)		0.59%	0.59%	0.24%
Share capital sold				€ 72
Negative impact in net financial expense				4
Promotora de informaciones, S.A. (Prisa)
Disclosure of financial assets [line items]
Investments in associates		€ 93		€ 27
Proportion of ownership interest in associate (as a percent)		9.44%	9.44%	11.78%
Acquisitions (shares) | shares		42.2	42.2
Payments for equity		€ 49
Mediaset Premium
Disclosure of financial assets [line items]
Proportion of ownership interest in associate (as a percent)	11.10%
Profit (loss) on disposal of investments and changes in value of investments	€ (76)